Income Tax - Summary of Income Tax Expense (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Current income tax:
Current taxes	€ 58,572	€ 62,610	€ 57,400
Prior years taxes	(841)	(1,932)	215
Deferred tax:
Deferred taxes	(15,209)	(16,815)	(12,990)
Income tax expense reported in the statement of profit or loss	€ 42,522	€ 43,863	€ 44,625